Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets
Other current assets are detailed below:

	December 31, 2024	December 31, 2023
Public funding receivables	391	651
Taxes and other government receivables	254	241
Advances and deferred charges	210	180
Loans and deposits	14	10
Interest receivable	29	27
Derivative instruments	10	58
Other current assets	99	128
Total	1,007	1,295